Note 16 (Tables)	6 Months Ended
Jun. 30, 2025
Tangible Assets [Abstract]
Tangible Assets Breakdown By Type Of Asset [Table Text Block]
The breakdown of the balance and changes of this heading in the condensed consolidated balance sheets, according to the nature of the related items, is as follows:

TANGIBLE ASSETS. BREAKDOWN BY TYPE (MILLIONS OF EUROS)

	June 2025	December 2024
Property, plant and equipment	8,967	9,506
For own use	8,139	8,501
Land and buildings	6,297	6,475
Work in progress	69	155
Furniture, fixtures and vehicles	6,768	6,848
Right to use assets	2,489	2,439
Accumulated depreciation	(7,345)	(7,276)
Impairment	(138)	(140)
Leased out under an operating lease	828	1,004
Assets leased out under an operating lease	1,006	1,158
Accumulated depreciation	(177)	(153)
Investment property	246	253
Building rental	228	240
Other	1	1
Right to use assets	259	251
Accumulated depreciation	(128)	(118)
Impairment	(114)	(121)
Total	9,213	9,759